Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000065485
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Emerging Markets Local Bond ETF
Trading Symbol	EBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 2,260,282,264
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,260,282,264 Number of Portfolio Holdings623 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
China	12.3%
South Korea	9.3%
India	7.7%
Malaysia	5.9%
Mexico	5.7%
Indonesia	5.2%
Thailand	4.6%
Poland	4.4%
South Africa	4.4%
Israel	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.7%
Mexico Bonos, 8.50%, due 03/01/29	0.7%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.6%
Mexico Bonos, 7.75%, due 05/29/31	0.6%
Colombia TES, 13.25%, due 02/09/33	0.6%
Hungary Government Bonds, 7.00%, due 10/24/35	0.6%
Republic of South Africa Government Bonds, 9.00%, due 01/31/40	0.6%
Mexico Bonos, 7.75%, due 11/23/34	0.5%
Brazil Letras do Tesouro Nacional, due 01/01/29	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets Local Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets Local Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000088912
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg International Corporate Bond ETF
Trading Symbol	IBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg International Corporate Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 461,587,907
Holdings Count | Holding	946
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$461,587,907 Number of Portfolio Holdings946 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	28.9%
France	20.6%
United Kingdom	10.5%
Germany	9.2%
Spain	5.4%
Italy	5.1%
Netherlands	4.5%
Switzerland	2.9%
Japan	2.2%
Belgium	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Anheuser-Busch InBev SA, 2.00%, due 03/17/28	0.3%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.3%
Amazon.com, Inc., 4.05%, due 03/16/39	0.3%
Amazon.com, Inc., 3.35%, due 03/16/32	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
UBS Group AG, 7.75%, due 03/01/29	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.2%
NTT Finance Corp., 0.38%, due 09/20/30	0.2%
Morgan Stanley, 3.38%, due 01/23/32	0.2%
Anheuser-Busch InBev SA, 2.75%, due 03/17/36	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Corporate Bond ETF to the State Street® SPDR® Bloomberg International Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Corporate Bond ETF to the State Street® SPDR® Bloomberg International Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000051964
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg International Treasury Bond ETF
Trading Symbol	BWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg International Treasury Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[3]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,346,115,673
Holdings Count | Holding	1,370
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,346,115,673 Number of Portfolio Holdings1,370 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.8%
United Kingdom	5.0%
France	4.9%
Canada	4.6%
China	4.6%
Italy	4.6%
Spain	4.5%
Germany	4.5%
South Korea	4.5%
Australia	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Japan Government Five Year Bonds, 1.60%, due 12/20/30	0.3%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	0.3%
Republic of Austria Government Bonds, 4.15%, due 03/15/37	0.3%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Japan Government Ten Year Bonds, 0.10%, due 06/20/30	0.3%
Japan Government Ten Year Bonds, 0.80%, due 09/20/33	0.3%
Netherlands Government Bonds, 3.75%, due 01/15/42	0.3%
Japan Government Ten Year Bonds, 0.20%, due 03/20/32	0.3%
Japan Government Ten Year Bonds, 0.10%, due 03/20/31	0.2%
Japan Government Ten Year Bonds, 0.10%, due 09/20/29	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Treasury Bond ETF to the State Street® SPDR® Bloomberg International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Treasury Bond ETF to the State Street® SPDR® Bloomberg International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000069669
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Short Term International Treasury Bond ETF
Trading Symbol	BWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[4]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 294,387,992
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$294,387,992 Number of Portfolio Holdings255 Portfolio Turnover Rate26%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.8%
France	5.4%
United Kingdom	4.6%
Italy	4.6%
Germany	4.6%
Spain	4.6%
Canada	4.6%
China	4.6%
South Korea	4.5%
Australia	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.7%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.3%
Australia Government Bonds, 3.25%, due 04/21/29	1.3%
Australia Government Bonds, 2.75%, due 11/21/28	1.2%
Netherlands Government Bonds, 5.50%, due 01/15/28	1.1%
U.K. Gilts, 4.38%, due 03/07/28	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/28	1.0%
Australia Government Bonds, 2.25%, due 05/21/28	1.0%
Japan Government Ten Year Bonds, 0.10%, due 12/20/27	1.0%
Japan Government Ten Year Bonds, 0.10%, due 09/20/28	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Short Term International Treasury Bond ETF to the State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Short Term International Treasury Bond ETF to the State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000051965
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FTSE International Government Inflation-Protected Bond ETF
Trading Symbol	WIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 512,804,138
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$512,804,138 Number of Portfolio Holdings178 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United Kingdom	17.4%
France	8.2%
Brazil	7.0%
Italy	5.8%
Mexico	5.6%
Germany	4.6%
South Africa	4.6%
Australia	4.6%
Canada	4.5%
Israel	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.3%
U.K. Inflation-Linked Gilts, 0.13%, due 08/10/28	1.5%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.4%
Turkiye Government Bonds, 2.48%, due 05/02/29	1.4%
U.K. Inflation-Linked Gilts, 0.75%, due 11/22/33	1.4%
U.K. Inflation-Linked Gilts, 0.13%, due 03/22/68	1.3%
French Republic Government Bonds OAT, 3.15%, due 07/25/32	1.3%
Canada Government Real Return Bonds, 3.00%, due 12/01/36	1.3%
Australia Government Bonds, 2.00%, due 08/21/35	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® FTSE International Government Inflation-Protected Bond ETF to the State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective April 30, 2026, the Fund’s name changed from the SPDR® FTSE International Government Inflation-Protected Bond ETF to the State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000264380
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Leveraged Loan ETF
Trading Symbol	LVLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Leveraged Loan ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Leveraged Loan ETF	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[6]
AssetsNet	$ 44,405,107
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$44,405,107 Number of Portfolio Holdings164 Portfolio Turnover Rate71%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Software	12.0%
Commercial Services	6.7%
Retail	6.5%
Insurance	5.2%
Pharmaceuticals	5.1%
Entertainment	5.0%
Health Care Providers & Services	5.0%
Chemicals	3.9%
Diversified Financial Services	3.9%
Containers & Packaging	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
EG America LLC, 6.92%, due 02/10/31	1.1%
Delta 2 Lux SARL, 5.48%, due 09/30/31	1.1%
Cushman & Wakefield U.S. Borrower LLC, 5.89%, due 06/13/33	1.1%
TK Elevator Midco GmbH, 6.38%, due 04/30/30	1.1%
Bausch & Lomb Corp., 7.39%, due 01/15/31	1.1%
Amneal Pharmaceuticals LLC, 6.64%, due 08/01/32	1.1%
Great Outdoors Group LLC, 6.89%, due 01/23/32	1.1%
Star Parent, Inc., 7.73%, due 09/27/30	1.1%
Hunter Douglas, Inc., 6.73%, due 01/20/32	1.1%
Fertitta Entertainment LLC, 6.89%, due 01/27/29	1.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.